Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deferred income tax [Abstract]
Schedule of Gross Movement on the Deferred Income Tax Account

The gross movement on the deferred income tax account is as follows:

Amounts in US$ ‘000	2021	2020
Deferred income tax as of January 1	10,978	16,084
Acquisitions (Note 36.1)	—	4,071
Currency translation differences	127	(3,241)
Income statement charge	(17,980)	(5,936)
Deferred income tax as of December 31	(6,875)	10,978

Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities

The breakdown and movement of deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	At the			Currency
	beginning		Charged to	translation		At the end
Amounts in US$ ‘000	of year	Acquisitions	net profit	differences	Reclassification	of year
Deferred income tax assets
Difference in depreciation rates and other	(4,628)	—	4,157	127	—	(344)
Tax losses	22,796	—	(8,380)	—	—	14,416
Total 2021	18,168	—	(4,223)	127	—	14,072
Total 2020	26,934	4,071	(18,414)	(3,241)	8,818	18,168

	At the beginning	Charged to		At the end
Amounts in US$ ‘000	of year	net profit	Reclassification	of year
Deferred income tax liabilities
Difference in depreciation rates and other	(7,190)	(13,757)	—	(20,947)
Total 2021	(7,190)	(13,757)	—	(20,947)
Total 2020	(10,850)	12,478	(8,818)	(7,190)